Overview of consolidated entities (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Overview of consolidated entities
Entity incorporation, state or country code	C9
Materialise NV
Overview of consolidated entities
Entity incorporation, state or country code	C9
Percentage of equity interest held	100.00%	100.00%	100.00%
FEops Nv
Overview of consolidated entities
Entity incorporation, state or country code	C9
Percentage of equity interest held	100.00%	0.00%	0.00%
Materialise SAS
Overview of consolidated entities
Entity incorporation, state or country code	I0
Percentage of equity interest held	100.00%	100.00%	100.00%
Materialise GmbH
Overview of consolidated entities
Entity incorporation, state or country code	2M
Percentage of equity interest held	100.00%	100.00%	100.00%
Materialise Japan K.K.
Overview of consolidated entities
Entity incorporation, state or country code	M0
Percentage of equity interest held	100.00%	100.00%	100.00%
Materialise s.r.o.
Overview of consolidated entities
Entity incorporation, state or country code	2N
Percentage of equity interest held	100.00%	100.00%	100.00%
Materialise USA, LLC
Overview of consolidated entities
Entity incorporation, state or country code	X1
Percentage of equity interest held	99.00%	99.00%	99.00%
OBL SAS
Overview of consolidated entities
Entity incorporation, state or country code	I0
Percentage of equity interest held	100.00%	100.00%	100.00%
Materialise Austria GmbH
Overview of consolidated entities
Entity incorporation, state or country code	C4
Percentage of equity interest held	100.00%	100.00%	100.00%
MATERIALISE SDN. BHD
Overview of consolidated entities
Entity incorporation, state or country code	N8
Percentage of equity interest held	100.00%	100.00%	100.00%
Materialise Ukraine LLC
Overview of consolidated entities
Entity incorporation, state or country code	2H
Percentage of equity interest held	100.00%	100.00%	100.00%
RapidFit NV
Overview of consolidated entities
Entity incorporation, state or country code	C9
Percentage of equity interest held	100.00%	100.00%	100.00%
Meridian Technique Limited
Overview of consolidated entities
Entity incorporation, state or country code	X0
Percentage of equity interest held	100.00%	100.00%	100.00%
OrthoView Holdings Limited
Overview of consolidated entities
Entity incorporation, state or country code	X0
Percentage of equity interest held	100.00%	100.00%	100.00%
Materialise SA
Overview of consolidated entities
Entity incorporation, state or country code	R9
Percentage of equity interest held	100.00%	100.00%	100.00%
Materialise Colombia SAS
Overview of consolidated entities
Entity incorporation, state or country code	F8
Percentage of equity interest held	100.00%	100.00%	100.00%
Materialise Motion NV
Overview of consolidated entities
Entity incorporation, state or country code	C9
Percentage of equity interest held	100.00%	100.00%	100.00%
Materialise Shanghai Co.Ltd
Overview of consolidated entities
Entity incorporation, state or country code	F4
Percentage of equity interest held	100.00%	100.00%	100.00%
Engimplan Engenharia de Implante Industria E Comrcio Ltda
Overview of consolidated entities
Entity incorporation, state or country code	D5
Percentage of equity interest held	100.00%	100.00%	100.00%
Engimplan Holding Ltda
Overview of consolidated entities
Entity incorporation, state or country code	D5
Percentage of equity interest held	100.00%	100.00%	100.00%
Materialise Limited
Overview of consolidated entities
Entity incorporation, state or country code	M5
Percentage of equity interest held	100.00%	100.00%	100.00%
Materialise Australia PTY Ltd
Overview of consolidated entities
Entity incorporation, state or country code	C3
Percentage of equity interest held	100.00%	100.00%	100.00%
Materialise S.R.L.
Overview of consolidated entities
Entity incorporation, state or country code	L6
Percentage of equity interest held	100.00%	100.00%	100.00%
ACTech GmbH
Overview of consolidated entities
Entity incorporation, state or country code	2M
Percentage of equity interest held	100.00%	100.00%	100.00%
ACTech Holding GmbH
Overview of consolidated entities
Entity incorporation, state or country code	2M
Percentage of equity interest held	100.00%	100.00%	100.00%
ACTech North America, Inc.
Overview of consolidated entities
Entity incorporation, state or country code	X1
Percentage of equity interest held	100.00%	100.00%	100.00%
Tianjin Zhenyuan Materialise Medical Technology Ltd
Overview of consolidated entities
Entity incorporation, state or country code	F4
Percentage of equity interest held	51.00%	51.00%	51.00%